Income taxes - Summary of key factors affecting income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Earnings from continuing operations before income tax	$ 163,365	$ 11,856
Canadian statutory tax rate	27.00%	27.00%
Tax expense on net earnings at Canadian statutory tax rate	$ 44,109	$ 3,201
Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	1,143	1,032
Turkish fixed asset revaluation	(4,528)	0
Increase (decrease) in Turkish income tax rate	22,589	(4,755)
Turkish investment tax credits	(17,473)	(9,958)
Québec mineral tax	22,518	12,539
Non-tax effected temporary differences and operating losses	(4,383)	1,910
Non-deductible expenses and non-taxable income	(96)
Non-deductible expenses and non-taxable income		9,194
Flow-through share renouncement	3,500	4,388
Turkish earthquake relief tax	4,348	0
Turkish inflation benefit	(59,361)	(18,048)
Foreign exchange related to the weakening of the Turkish Lira	51,205	26,619
Foreign exchange and other translation adjustments	(9,608)	14,079
Future and current withholding tax on foreign income dividends	6,723	19,993
Other	(3,111)	1,030
Income tax expense	$ 57,575	$ 61,224